Events After the Reporting Period	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
Events After the Reporting Period	Events After the Reporting Period
Business Combinations
Acquisition of Biotheus
Our subsidiary, BioNTech Collaborations GmbH, entered into an agreement and plan of merger, or the merger agreement, with Biotheus on November 13, 2024. Following the satisfaction of several customary closing conditions and regulatory approvals as provided in the merger agreement, the acquisition of Biotheus closed on
January 31, 2025. For further information, please refer to the description of this acquisition in Note 5.
Contingent Liabilities and Other Financial Commitments
Promosome
In January 2025, Promosome LLC filed a lawsuit against us and Pfizer in the Unified Patent Court, or the UPC,
Munich Division, alleging that Comirnaty infringes EP 2 401 365 and seeking monetary relief. This proceeding is currently pending.
CureVac Proceedings - United Kingdom
On January 27, 2025, the UK Appeals Court denied CureVac’s application to appeal; accordingly, the UK designations of EP’668 and EP’755 are finally revoked with no further opportunity to appeal in the UK.
Moderna Proceedings - Germany
On January 21, 2025, the Düsseldorf Regional Court held a hearing on infringement with respect to EP’949. On
March 5, 2025, the Court issued a first-instance decision declining to stay the infringement proceedings and finding infringement of EP’949 by BioNTech and Pfizer. BioNTech and Pfizer intend to appeal the Düsseldorf
Regional Court’s infringement decision. The court has not ruled on the invalidity of EP’949 which will be decided in a next step by the EPO in the opposition appeal proceedings. The Opposition Division of the EPO found
EP’949 to be valid in 2024; BioNTech appealed this decision, and the appeal is currently pending. Should
Moderna nevertheless decide to enforce the Düsseldorf Regional Court’s first instance-decision on a preliminary basis, BioNTech and Pfizer will need to provide information and render accounts on relevant acts in Germany. A determination of compensation and damages will then follow in separate proceedings. The EPO’s decision as to the invalidity of EP’949 is expected before any determination of compensation and damages will take place.
Moderna Proceedings - US
With respect to Pfizer and our inter partes proceedings against Moderna, on March 5, 2025, the United States
Patent Trial and Appeal Board found all challenged claims of Moderna's US Patent Nos. 10,933,127 and
10,702,600 to be unpatentable and thus invalid. Moderna may appeal this decision.
Our assessment stated in Note 18 remains unchanged: None of these claims fulfill the criteria for recording a provision but represent contingent liabilities. These contingent liabilities are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss can be complex.
Consequently, we are unable to estimate the range of reasonably possible loss. Our assessments, which result from a complex series of judgments about future events and uncertainties, are based on estimates and assumptions that have been deemed reasonable by management, but that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions. We currently do not believe that any of these matters will have a material adverse effect on our financial position, and will continue to monitor the status of these and other claims that may arise.
However, we could incur judgments, enter into settlements or revise our expectations regarding the outcome of matters, which could have a material adverse effect on our results of operations and/or our cash flows in the period in which the amounts are accrued or paid. We will continue to evaluate whether, if circumstances were to change in the future, the recording of a provision may be needed and whether potential indemnification entitlements exist against any such claim.
Jens Holstein - retirement
Jens Holstein, our Chief Financial Officer, plans to retire at the end of his term. A successor will be announced in due course.